RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (47,130)	£ (49,549)	£ (45,241)
Net amount recognised in the balance sheet	4,404	1,578	550
The Group | Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(47,130)	(49,549)
Fair value of scheme assets	51,534	51,127
Net amount recognised in the balance sheet	4,404	1,578
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(29,222)	(30,597)	(28,072)
Net amount recognised in the balance sheet	2,384	727	£ 347
The Bank | Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(29,222)	(30,597)
Fair value of scheme assets	31,606	31,324
Net amount recognised in the balance sheet	£ 2,384	£ 727